INCOME TAX EXPENSE (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Balance at December 31, 2013	$ 0
Additions for tax positions of prior years	33
Balance at December 31, 2014	$ 33